Note 4 - Fair Value Measurements - Schedule of Fair Value Hierarchy (Details) - EBP 16-0733425 003 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 284,574,360	$ 246,152,446
Investments, at fair value		284,574,360	246,152,446
Mutual Fund [Member]
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		101,327,072	84,923,343
Investments, at fair value		101,327,072	84,923,343
Seneca Foods Corporation Employer Stock Fund [Member]
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		54,379,151	41,241,181
Investments, at fair value		54,379,151	41,241,181
Common Collective Trusts [Member]
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		123,016,020	114,738,901
Investments, at fair value		123,016,020	114,738,901
Total Assets in the Fair Value Hierarchy [Member]
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		278,722,243	240,903,425
Investments, at fair value		278,722,243	240,903,425
Investments Measured at Net Asset Value [Member]
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	5,852,117	5,249,021
Investments, at fair value	[1]	5,852,117	5,249,021
Fair Value Measured at Net Asset Value Per Share [Member] | Variable Annuity [Member]
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		5,852,117	5,249,021
Investments, at fair value		5,852,117	5,249,021
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		101,327,072	84,923,343
Investments, at fair value		101,327,072	84,923,343
Fair Value, Inputs, Level 1 [Member] | Seneca Foods Corporation Employer Stock Fund [Member]
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		54,379,151	41,241,181
Investments, at fair value		54,379,151	41,241,181
Fair Value, Inputs, Level 1 [Member] | Common Collective Trusts [Member]
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Investments, at fair value		0	0
Fair Value, Inputs, Level 1 [Member] | Total Assets in the Fair Value Hierarchy [Member]
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		155,706,223	126,164,524
Investments, at fair value		155,706,223	126,164,524
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Investments, at fair value		0	0
Fair Value, Inputs, Level 2 [Member] | Seneca Foods Corporation Employer Stock Fund [Member]
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Investments, at fair value		0	0
Fair Value, Inputs, Level 2 [Member] | Common Collective Trusts [Member]
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		123,016,020	114,738,901
Investments, at fair value		123,016,020	114,738,901
Fair Value, Inputs, Level 2 [Member] | Total Assets in the Fair Value Hierarchy [Member]
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		123,016,020	114,738,901
Investments, at fair value		123,016,020	114,738,901
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Investments, at fair value		0	0
Fair Value, Inputs, Level 3 [Member] | Seneca Foods Corporation Employer Stock Fund [Member]
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Investments, at fair value		0	0
Fair Value, Inputs, Level 3 [Member] | Common Collective Trusts [Member]
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Investments, at fair value		0	0
Fair Value, Inputs, Level 3 [Member] | Total Assets in the Fair Value Hierarchy [Member]
Financial assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Investments, at fair value		$ 0	$ 0

[1]	In accordance with FASB ASC 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.